INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the status of unvested stock awards
A summary of the performance share unit activity for 2015 is presented below:

Performance Share Units	Units	Weighted- average grant date fair value per unit
Outstanding, beginning of period	843,793	$46.28
Granted(1)	513,464	44.07
Canceled	—	—
Payments	—	—
Outstanding, end of period	1,357,257	$45.45

(1) The weighted-average grant date fair value per unit awarded in 2014 and 2013 was $48.34 and $42.26, respectively.
A summary of the status of unvested stock awards granted as discretionary annual incentive or sign-on and long-term retention awards is presented below:

Unvested stock awards	Shares	Weighted- average grant date fair value per share
Unvested at January 1, 2015	50,004,393	$42.52
Granted(1)	17,815,456	50.33
Canceled	(2,005,875)	44.71
Vested(2)	(23,953,683)	42.53
Unvested at December 31, 2015	41,860,291	$45.73

(1)	The weighted-average fair value of the shares granted during 2014 and 2013 was $49.65 and $43.96, respectively.

(2)	The weighted-average fair value of the shares vesting during 2015 was approximately $48.09 per share.

Schedule of assumptions used
Other significant assumptions for the awards are as follows:

Valuation Assumptions	2015	2014	2013
Expected volatility	27.13%	39.12%	42.65%
Expected dividend yield	0.08%	0.08%	0.12%
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges and the weighted-average target allocations by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–63%	0–68%	0–67%	16%	17%
Debt securities	0–100	0–100	0–100	77	77
Real estate	0–19	0–18	0–21	1	—
Other investments	0–100	0–100	0–100	6	6
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–41%	0–41%	0–42%	41%	42%
Debt securities	56–100	56–100	54–100	56	54
Other investments	0–3	0–3	0–4	3	4
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities(2)	0–30%	19%	20%	19%	20%
Debt securities	25–73	46	44	46	44
Real estate	0–7	4	4	4	4
Private equity	0–10	6	8	6	8
Other investments	0–22	25	24	25	24
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2015 and 2014.
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2015	2014
Discount rate
U.S. plans
Qualified pension	4.40%	4.00%
Nonqualified pension	4.35	3.90
Postretirement	4.20	3.80
Non-U.S. pension plans
Range	0.25 to 42.00	1.00 to 32.50
Weighted average	4.76	4.74
Non-U.S. postretirement plans
Range	2.00 to 13.20	2.25 to 12.00
Weighted average	7.90	7.50
Future compensation increase rate
U.S. plans	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 40.00	1.00 to 30.00
Weighted average	3.24	3.27
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.60 to 11.50	1.30 to 11.50
Weighted average	4.95	5.08
Non-U.S. postretirement plans
Range	8.00 to 10.70	8.50 to 10.40
Weighted average	8.01	8.51

During the year	2015	2014	2013
Discount rate
U.S. plans
Qualified pension	4.00%/3.85%/ 4.45%/4.35%	4.75%/4.55%/ 4.25%/4.25%	3.90%/4.20%/ 4.75%/ 4.80%
Nonqualified pension	3.90/3.70/ 4.30/4.25	4.75	3.90
Postretirement	3.80/3.65/ 4.20/4.10	4.35/4.15/ 3.95/4.00	3.60/3.60/ 4.40/ 4.30
Non-U.S. pension plans
Range	1.00 to 32.50	1.60 to 29.25	1.50 to 28.00
Weighted average	4.74	5.60	5.24
Non-U.S. postretirement plans
Range	2.25 to 12.00	3.50 to 11.90	3.50 to 10.00
Weighted average	7.50	8.65	7.46
Future compensation increase rate
U.S. plans	N/A	N/A	N/A
Non-U.S. pension plans
Range	0.75 to 30.00	1.00 to 26.00	1.20 to 26.00
Weighted average	3.27	3.40	3.93
Expected return on assets
U.S. plans	7.00	7.00	7.00
Non-U.S. pension plans
Range	1.30 to 11.50	1.20 to 11.50	0.90 to 11.50
Weighted average	5.08	5.68	5.76
Non-U.S. postretirement plans
Range	8.50 to 10.40	8.50 to 8.90	8.50 to 9.60
Weighted average	8.51	8.50	8.50
The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2015	2014
Discount rate	3.70%	3.45%
Health care cost increase rate
Following year	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Information with respect to stock option activity under stock option awards
Information with respect to stock option activity under Citigroup’s stock option programs follows:

	2015			2014			2013
	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share
Outstanding, beginning of period	26,514,119	$48.00	$6.11	31,508,106	$50.72	$1.39	35,020,397	$51.20	$—
Canceled	(7,901)	40.80	—	(28,257)	40.80	—	(50,914)	212.35	—
Expired	(1,646,581)	40.85	—	(602,093)	242.43	—	(86,964)	528.40	—
Exercised	(18,203,048)	41.39	13.03	(4,363,637)	40.82	11.37	(3,374,413)	40.81	9.54
Outstanding, end of period	6,656,588	$67.92	$—	26,514,119	$48.00	$6.11	31,508,106	$50.72	$1.39
Exercisable, end of period	6,656,588			26,514,119			30,662,588

Summary of information about stock options outstanding under stock option programs
The following table summarizes information about stock options outstanding under Citigroup’s stock option programs at December 31, 2015:

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Weighted-average contractual life remaining	Weighted-average exercise price	Number exercisable	Weighted-average exercise price
$39.00—$49.99	5,763,424	1.0 year	$48.16	5,763,424	$48.16
$50.00—$99.99	66,660	5.4 years	56.25	66,660	56.25
$100.00—$199.99	502,416	3.0 years	147.13	502,416	147.13
$200.00—$299.99	124,088	2.1 years	240.28	124,088	240.28
$300.00—$399.99	200,000	2.1 years	335.50	200,000	335.50
Total at December 31, 2015	6,656,588	1.3 years	$67.92	6,656,588	$67.92

Components of compensation expense relating to stock-basked compensation programs and deferred cash award programs
The following table shows components of compensation expense, relating to certain of the above incentive compensation programs, recorded during 2015, 2014 and 2013:

In millions of dollars	2015	2014	2013
Charges for estimated awards to retirement-eligible employees	$541	$525	$468
Amortization of deferred cash awards, deferred cash stock units and performance stock units	325	311	323
Immediately vested stock award expense(1)	61	51	54
Amortization of restricted and deferred stock awards(2)	461	668	862
Option expense	—	1	10
Other variable incentive compensation	773	803	1,076
Profit sharing plan	—	1	78
Total	$2,161	$2,360	$2,871

(1)
Represents expense for immediately vested stock awards that generally were stock payments in lieu of cash compensation. The expense is generally accrued as cash incentive compensation in the year prior to grant.

(2)	All periods include amortization expense for all unvested awards to non-retirement-eligible employees. Amortization is recognized net of estimated forfeitures of awards.

Schedule of unrecognized compensation cost and future estimated expense on awards in next fiscal year
Citi's expected future expenses, excluding the impact of forfeitures, cancellations, clawbacks and repositioning-related accelerations that have not yet occurred, are summarized in the table below. The portion of these awards that is subject to variable accounting will cause the expense amount to fluctuate with changes in Citigroup’s common stock price.

In millions of dollars	2016	2017	2018	2019 and beyond(1)	Total(2)
Awards granted in 2015 and prior:
Deferred stock awards	$339	$201	$88	$12	$640
Deferred cash awards	215	121	45	4	385
Future expense related to awards already granted	$554	$322	$133	$16	$1,025
Future expense related to awards granted in 2016(3)	297	211	166	113	787
Total	$851	$533	$299	$129	$1,812

(1)	Principally 2019.

(2)	$1.6 billion of which is attributable to ICG.

(3)	Refers to awards granted on or about February 16, 2016, as part of Citi's discretionary annual incentive awards for services performed in 2015.